OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Accrued lease liability	$ 1,102	$ 1,445	$ 299
Tax provision	1,752	1,699	915
Other non-current liabilities	$ 2,854	$ 3,144	$ 1,214